UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2008 Date of Reporting Period: 06/30/2008

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	June 30, 2008

		VALUE
		------------
COMMON STOCKS - 93.32%
	Consumer Discretionary - Auto & Components
	- 0.87%
270,000	Gentex Corporation	$ 3,898,800
		------------

	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 1.01%
290,000	Starbucks Corporation *	4,564,600
		------------

	Consumer Discretionary - Media - 4.03%
290,000	DIRECTV Group, Inc. (The) *	7,513,900
140,000	DISH Network Corporation - Class A *	4,099,200
214,935	Liberty Global, Inc. - Series C *	6,525,427
		------------
		18,138,527
		------------

	Consumer Discretionary - Retail - 5.21%
185,672	IAC/InterActiveCorp *	3,579,756
65,000	J.C. Penney Company, Inc.	2,358,850
112,100	Kohl's Corporation *	4,488,484
320,000	O'Reilly Automotive, Inc. *	7,152,000
295,000	PetSmart, Inc.	5,885,250
		------------
		23,464,340
		------------

	Consumer Staples - Food & Staple Retail
	- 1.21%
138,296	CVS/Caremark Corporation	5,472,373
		------------

	Consumer Staples - Food, Beverage & Tobacco
	- 4.13%
175,000	ConAgra Foods, Inc.	3,374,000
215,000	Hormel Foods Corporation	7,441,150
100,000	Wm. Wrigley Jr. Company	7,778,000
		------------
		18,593,150
		------------

	Energy - 8.51%
17,950	Apache Corporation	2,495,050
25,000	Atwood Oceanics, Inc. *	3,108,500
120,000	BJ Services Company	3,832,800
50,000	Cameron International Corporation *	2,767,500
80,000	Helix Energy Solutions Group, Inc. *	3,331,200
119,605	Kinder Morgan Management, LLC *	6,440,742
66,000	Nabors Industries, Ltd. *	3,249,180
55,000	Newfield Exploration Company *	3,588,750
35,000	Smith International, Inc.	2,909,900
70,000	Weatherford International Ltd. *	3,471,300
45,832	XTO Energy, Inc.	3,139,950
		------------
		38,334,872
		------------

	Financials - Banks - 2.77%
175,000	Associated Banc-Corp	3,375,750
290,000	Marshall & Ilsley Corporation	4,445,700
50,000	PNC Financial Services Group, Inc. (The)	2,855,000
115,500	Valley National Bancorp	1,821,435
		------------
		12,497,885
		------------

	Financials - Diversified - 3.55%
67,500	Affiliated Managers Group, Inc. *	6,079,050
210,000	Eaton Vance Corp.	8,349,600
60,000	Raymond James Financial, Inc.	1,583,400
		------------
		16,012,050
		------------

	Financials - Insurance - 3.88%
230,000	Brown & Brown, Inc.	3,999,700
80,000	Nationwide Financial Services, Inc.	3,840,800
307,000	Willis Group Holdings Limited	9,630,590
		------------
		17,471,090
		------------

	Health Care - Equipment - 6.48%
195,000	DENTSPLY International Inc.	7,176,000
85,000	IDEXX Laboratories, Inc. *	4,142,900
175,000	ResMed Inc. *	6,254,500

100,000	Smith & Nephew plc	5,475,000
150,000	St. Jude Medical, Inc. *	6,132,000
		------------
		29,180,400
		------------

	Health Care - Pharmaceuticals &
	Biotechnology - 13.10%
85,000	Allergan, Inc.	4,424,250
40,000	Biotech HOLDRS Trust	6,773,200
90,000	Covance Inc. *	7,741,800
136,500	Forest Laboratories, Inc. *	4,742,010
70,000	Genzyme Corporation *	5,041,400
100,000	Gilead Sciences, Inc. *	5,295,000
140,000	Medicis Pharmaceutical Corporation	2,909,200
165,000	Pharmaceutical Product Development, Inc.	7,078,500
165,000	Teva Pharmaceutical Industries Ltd.	7,557,000
133,920	Thermo Fisher Scientific Inc. *	7,463,361
		------------
		59,025,721
		------------

	Health Care - Services - 3.32%
197,500	DaVita, Inc. *	10,493,175
160,000	VCA Antech, Inc. *	4,444,800
		------------
		14,937,975
		------------

	Industrials - Capital Goods - 7.85%
193,000	Fastenal Company	8,329,880
25,000	Flowserve Corporation	3,417,500
202,500	IDEX Corporation	7,460,100
85,000	ITT Corporation	5,383,050
35,000	Kaydon Corporation	1,799,350
15,000	Oshkosh Truck Corporation	310,350
105,000	Rockwell Automation, Inc.	4,591,650
85,000	Rockwell Collins, Inc.	4,076,600
		------------
		35,368,480
		------------

	Industrials - Commercial Services & Supplies
	- 2.88%
41,604	ChoicePoint Inc. *	2,005,313
237,500	Cintas Corporation	6,296,125
80,000	Manpower Inc.	4,659,200
		------------
		12,960,638
		------------

	Industrials - Transportation - 1.72%
45,000	C.H. Robinson Worldwide, Inc.	2,467,800
123,000	Expeditors International of Washington, Inc.	5,289,000
		------------
		7,756,800
		------------

	Information Technology - Hardware &
	Equipment - 8.83%
28,000	EchoStar Holding Corporation Class A *	874,160
175,000	Harris Corporation	8,835,750
145,000	Juniper Networks, Inc. *	3,216,100
55,000	Mettler-Toledo International Inc. *	5,217,300
225,000	Molex Incorporated - Class A	5,154,750
290,000	QLogic Corporation *	4,231,100
26,500	Research In Motion Limited *	3,097,850
165,000	Teradata Corporation *	3,818,100
163,750	Zebra Technologies Corporation - Class A *	5,344,800
		------------
		39,789,910
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 3.97%
75,000	Altera Corporation	1,552,500
182,000	Intersil Holding Corporation	4,426,240
288,750	Microchip Technology Incorporated	8,818,425
165,000	NVIDIA Corporation *	3,088,800
		------------
		17,885,965
		------------

	Information Technology - Software & Services
	- 7.22%
125,000	Accenture Ltd	5,090,000
110,000	Akamai Technologies, Inc. *	3,826,900
280,937	Fiserv, Inc. *	12,746,112
143,500	Hewitt Associates, Inc. *	5,500,355
236,666	Metavante Technologies, Inc. *	5,353,385
		------------
		32,516,752
		------------

	Materials - 2.78%
251,400	Bemis Company, Inc.	5,636,388
160,000	Ecolab Inc.	6,878,400
		------------
		12,514,788
		------------

TOTAL Common Stocks	(COST: $ 305,832,342)	420,385,116
		------------
SHORT-TERM INVESTMENTS - 6.52%
	Commercial Paper - 6.25%
$ 735,000	Chevron Phillips Chemical Company 07/01/08, 2.75%	735,000
1,000,000	Dow Chemical Company 07/02/08, 3.00%	999,916
709,000	Chevron Phillips Chemical Company 07/07/08, 2.80%	708,669
1,000,000	General Mills, Inc. 07/07/08, 2.78%	999,537
700,000	ITT Corporation 07/08/08, 2.95%	699,598
450,000	Fortune Brands, Inc. 07/09/08, 2.75%	449,725
1,000,000	Fortune Brands, Inc. 07/10/08, 2.80%	999,300
700,000	Diageo Capital plc 07/11/08, 2.80%	699,455
850,000	General Mills, Inc. 07/11/08, 2.78%	849,344
750,000	H.J. Heinz Finance Company 07/11/08, 2.91%	749,393
650,000	H.J. Heinz Finance Company 07/14/08, 2.85%	649,331
800,000	ITT Corporation 07/15/08, 2.90%	799,098
1,000,000	General Mills, Inc. 07/16/08, 2.80%	998,833
1,000,000	Wisconsin Energy Corporation 07/17/08, 2.90%	998,711
100,000	Alcoa Inc. 07/18/08, 2.85%	99,865
500,000	Fortune Brands, Inc. 07/18/08, 2.78%	499,344
1,100,000	Altria Group, Inc. 07/21/08, 2.75%	1,098,319
450,000	H.J. Heinz Finance Company 07/24/08, 2.85%	449,181
700,000	Diageo Capital plc 07/28/08, 2.92%	698,467
1,000,000	Altria Group, Inc. 07/30/08, 2.75%	997,785
1,000,000	Wisconsin Energy Corporation 07/30/08, 2.90%	997,664
1,000,000	Altria Group, Inc. 07/31/08, 2.82%	997,650
1,195,000	ITT Corporation 08/01/08, 3.00%	1,191,913
900,000	Starbucks Corporation 08/01/08, 2.80%	897,830
675,000	General Mills, Inc. 08/04/08, 2.85%	673,183
700,000	Time Warner Inc. 08/04/08, 2.77%	698,169
1,000,000	H.J. Heinz Finance Company 08/05/08, 2.75%	997,326
775,000	General Mills, Inc. 08/06/08, 2.90%	772,752
1,150,000	Diageo Capital plc 08/08/08, 2.98%	1,146,383
610,000	Diageo Capital plc 08/08/08, 3.10%	608,004
895,000	Altria Group, Inc. 08/12/08, 2.95%	891,920
675,000	Time Warner Inc. 08/12/08, 2.86%	672,748
1,000,000	ITT Corporation 08/14/08, 3.03%	996,297
625,000	Kellogg Company 08/18/08, 2.85%	622,625
800,000	Kellogg Company 08/26/08, 2.80%	796,516
		------------
		28,139,851
		------------
	Variable Rate Security - 0.27%
1,212,631	Wisconsin Corporate Central Credit Union
	07/01/08, 2.15%	1,212,631
		------------

TOTAL Short-term Investments (COST: $29,352,482)		29,352,482
		------------

TOTAL SECURITY HOLDINGS - 99.84%		449,737,598
		------------

OTHER ASSETS, NET OF LIABILITIES - 0.16%		727,001
		------------
TOTAL NET ASSETS		$450,464,599
		------------
		------------

% OF NET ASSETS * NON-INCOME PRODUCING

As of June 30, 2008, investment cost for federal tax purposes was $335,184,824 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$138,004,838
Unrealized depreciation	(23,452,064)
------------
Net unrealized appreciation	$114,552,774
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$420,385,116	$ --
Level 2 - Other Significant Observable Inputs	28,352,482	--
Level 3 - Significant Unobservable Inputs	--	--
	------------	------------
Total	$449,737,598	$ --
	------------	------------
	------------	------------

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/26/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/26/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/26/2008